LEASE - Maturities of operating lease liabilities and maturities of operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturities of operating lease liabilities
2020		¥ 26,157
2021	¥ 32,255	26,260
2022	13,582	5,177
2023	710	269
Total undiscounted lease payments	46,547	57,863
Imputed interest	(3,045)	(5,659)
Total lease liabilities	¥ 43,502	¥ 52,204